Components of Indebtedness (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Current	$ 0	$ 0
Long Term	272,825	204,936
Convertible Debentures
Debt Instrument [Line Items]
Current	0	0
Long Term	117,696	119,515
Senior Secured Notes
Debt Instrument [Line Items]
Current	0	0
Long Term	35,000	35,000
Revolving Credit Facility | Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Current	0	0
Long Term	$ 120,129	$ 50,421